Restricted net assets (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 60,494	$ 10,669	$ 42,311	$ 45,655
Term deposits	152,190
Amounts due from related parties	127	2,158	726
Prepayments and other current assets	8,983	6,296	8,973
Total current assets	324,497	47,297	57,859
Non-current assets:
Long-term prepayments	2,352	1,146	1,661
Total non- current assets	8,844	9,159	8,135
Total assets	333,341	56,456	65,994
Current liabilities:
Accrued expenses and other current liabilities	8,055	3,579	1,614
Total current liabilities	113,058	69,003	50,016
Non-current liabilities:
Total liabilities	113,058	69,003	50,016
Significant capital and other commitments, long-term obligations, or guarantees outstanding
Mezzanine equity
Total mezzanine equity		139,517	129,284	65,627
Shareholders' equity/(deficit):
Ordinary shares (US$0.00001 par value, 4,912,433,396, 4,912,433,396 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 44,245,388, 44,245,388 and 158,876,693 (including 27,064,706 Class A and 131,811,987 Class B) shares issued and outstanding as of December 31, 2011, 2012 and 2013, respectively)	2	1	1
Additional paid-in capital	359,276
Accumulated (deficit)	(138,419)	(152,059)	(113,349)
Accumulated other comprehensive income/(loss)	(576)	(6)	42
Total shareholders' equity/(deficit)	220,283	(152,064)	(113,306)	(25,329)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	333,341	56,456	65,994
Series A Preference Shares (US$0.00001 par value, 27,028,572, 27,028,572 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]
Mezzanine equity
Total mezzanine equity		9,866	9,866	9,866
Series A-1 Preference Shares (US$0.00001 par value, 19,047,620, 19,047,620 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]
Mezzanine equity
Total mezzanine equity		12,435	11,473	10,588
Series B Preference Shares (US$0.00001 par value, 26,247,412, 26,247,412 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]
Mezzanine equity
Total mezzanine equity		55,509	51,211	45,173
Series B-1 Preference Shares (US$0.00001 par value, 15,243,000, 15,243,000 and nil shares authorized, 15,242,995, 15,242,995 and nil shares issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]

Mezzanine equity
Total mezzanine equity		61,707	56,734
Parent Company [Member]
Current assets:
Cash and cash equivalents	40,835	963	26,500	44,042
Term deposits	152,190
Amounts due from related parties		2,152	714
Prepayments and other current assets	456
Total current assets	193,481	3,115	27,214
Non-current assets:
Long-term prepayments			1,000
Investments in subsidiaries and VIE	27,031
Total non- current assets	27,031		1,000
Total assets	220,512	3,115	28,214
Current liabilities:
Accrued expenses and other current liabilities	229	82	472
Total current liabilities	229	82	472
Non-current liabilities:
Deficits in subsidiaries and VIE		15,580	11,764
Total non-current liabilities		15,580	11,764
Total liabilities	229	15,662	12,236
Significant capital and other commitments, long-term obligations, or guarantees outstanding
Mezzanine equity
Total mezzanine equity		139,517	129,284
Shareholders' equity/(deficit):
Ordinary shares (US$0.00001 par value, 4,912,433,396, 4,912,433,396 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 44,245,388, 44,245,388 and 158,876,693 (including 27,064,706 Class A and 131,811,987 Class B) shares issued and outstanding as of December 31, 2011, 2012 and 2013, respectively)	2	1	1
Additional paid-in capital	359,276
Accumulated (deficit)	(138,419)	(152,059)	(113,349)
Accumulated other comprehensive income/(loss)	(576)	(6)	42
Total shareholders' equity/(deficit)	220,283	(152,064)	(113,306)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	220,512	3,115	28,214
Parent Company [Member] | Series A Preference Shares (US$0.00001 par value, 27,028,572, 27,028,572 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]

Mezzanine equity
Total mezzanine equity		9,866	9,866
Parent Company [Member] | Series A-1 Preference Shares (US$0.00001 par value, 19,047,620, 19,047,620 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]

Mezzanine equity
Total mezzanine equity		12,435	11,473
Parent Company [Member] | Series B Preference Shares (US$0.00001 par value, 26,247,412, 26,247,412 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]

Mezzanine equity
Total mezzanine equity		55,509	51,211
Parent Company [Member] | Series B-1 Preference Shares (US$0.00001 par value, 15,243,000, 15,243,000 and nil shares authorized, 15,242,995, 15,242,995 and nil shares issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]

Mezzanine equity
Total mezzanine equity		$ 61,707	$ 56,734